The Company and Basis of Presentation (Going Concern) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
The Company and Basis of Presentation
Accumulated deficit	$ (90,832)	$ (84,111)		$ (60,474)
Cash and cash equivalents	$ 3,643	$ 18,954	$ 28,039	$ 18,473	$ 24,033	$ 3,620